Capitalized Development Cost and Other Long-Term Assets - Schedule of Capitalized Cost and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capitalized Cost and Other Long-Term Assets [Abstract]
Capitalized development cost	$ 7,691	$ 6,216	$ 2,146
Other receivables	1,000	1,483
Total	$ 8,691	$ 7,699	$ 2,146